Trade and Other Payables - Summary of Other Payables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Settlement payables related to credit card transaction	₩ 1,754,075	₩ 1,086,996